Share capital	12 Months Ended
Dec. 31, 2020
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Share capital

Note 29	Share capital
Preferred shares
BCE’s articles of amalgamation, as amended, provide for an unlimited number of First Preferred Shares and Second Preferred Shares, all without par value. The terms set out in the articles authorize BCE’s directors to issue the shares in one or more series and to set the number of shares and the conditions for each series.
The following table provides a summary of the principal terms of BCE’s First Preferred Shares as at December 31, 2020. There were no Second Preferred Shares issued and outstanding at December 31, 2020. BCE’s articles of amalgamation, as amended, describe the terms and conditions of these shares in detail.

	ANNUAL DIVIDEND RATE					NUMBER OF SHARES		STATED CAPITAL
SERIES		CONVERTIBLE INTO	CONVERSION DATE	REDEMPTION DATE	REDEMPTION PRICE	AUTHORIZED	ISSUED AND OUTSTANDING	DECEMBER 31, 2020	DECEMBER 31, 2019
Q	floating	Series R	December 1, 2030		$25.50	8,000,000	—	—	—
R(1)	3.018%	Series Q	December 1, 2025	December 1, 2025	$25.00	8,000,000	7,998,900	200	200
S	floating	Series T	November 1, 2021	At any time	$25.50	8,000,000	3,511,848	88	88
T(1)	3.019%	Series S	November 1, 2021	November 1, 2021	$25.00	8,000,000	4,486,552	112	112
Y	floating	Series Z	December 1, 2022	At any time	$25.50	10,000,000	8,079,291	202	202
Z(1)	3.904%	Series Y	December 1, 2022	December 1, 2022	$25.00	10,000,000	1,918,509	48	48
AA(1)	3.61%	Series AB	September 1, 2022	September 1, 2022	$25.00	20,000,000	11,397,196	291	291
AB	floating	Series AA	September 1, 2022	At any time	$25.50	20,000,000	8,599,204	219	219
AC(1)	4.38%	Series AD	March 1, 2023	March 1, 2023	$25.00	20,000,000	10,027,991	256	256
AD	floating	Series AC	March 1, 2023	At any time	$25.50	20,000,000	9,963,209	254	254
AE	floating	Series AF	February 1, 2025	At any time	$25.50	24,000,000	6,512,913	163	232
AF(1)	3.865%	Series AE	February 1, 2025	February 1, 2025	$25.00	24,000,000	9,481,487	237	168
AG(1)	2.80%	Series AH	May 1, 2021	May 1, 2021	$25.00	22,000,000	4,984,851	125	125
AH	floating	Series AG	May 1, 2021	At any time	$25.50	22,000,000	9,012,249	225	225
AI(1)	2.75%	Series AJ	August 1, 2021	August 1, 2021	$25.00	22,000,000	5,949,884	149	149
AJ	floating	Series AI	August 1, 2021	At any time	$25.50	22,000,000	8,050,116	201	201
AK(1)	2.954%	Series AL	December 31, 2021	December 31, 2021	$25.00	25,000,000	22,735,621	568	569
AL(2)	floating	Series AK	December 31, 2021	At any time		25,000,000	2,254,079	56	56
AM(1)	2.764%	Series AN	March 31, 2021	March 31, 2021	$25.00	30,000,000	9,542,615	218	218
AN(2)	floating	Series AM	March 31, 2021	At any time		30,000,000	1,952,085	45	45
AO(1)	4.26%	Series AP	March 31, 2022	March 31, 2022	$25.00	30,000,000	4,600,000	118	118
AP(3)	floating	Series AO	March 31, 2027			30,000,000	—	—	—
AQ(1)	4.812%	Series AR	September 30, 2023	September 30, 2023	$25.00	30,000,000	9,200,000	228	228
AR(3)	floating	Series AQ	September 30, 2028			30,000,000	—	—	—
								4,003	4,004
(1)BCE may redeem each of these series of First Preferred Shares on the applicable redemption date and every five years after that date.
(2)BCE may redeem Series AL and AN First Preferred Shares at $25.00 per share on December 31, 2021 and March 31, 2021, respectively, and every five years thereafter (each, a Series conversion date). Alternatively, BCE may redeem Series AL or AN First Preferred Shares at $25.50 per share on any date which is not a Series conversion date for the applicable series of First Preferred Shares.
(3)If Series AP or AR First Preferred Shares are issued on March 31, 2022 and September 30, 2023, respectively, BCE may redeem such shares at $25.00 per share on March 31, 2027 and September 30, 2028, respectively, and every five years thereafter (each, a Series conversion date). Alternatively, BCE may redeem Series AP or AR First Preferred Shares at $25.50 per share on any date which is not a Series conversion date for the applicable series of First Preferred Shares.
NORMAL COURSE ISSUER BID FOR BCE FIRST PREFERRED SHARES
On November 4, 2020, BCE’s Board of Directors authorized the company to commence a normal course issuer bid (NCIB) to purchase for cancellation up to 10% of the public float of each series of BCE’s outstanding First Preferred Shares that are listed on the Toronto Stock Exchange. In 2020, BCE repurchased and canceled 41,400 First Preferred Shares for a total cost of $1 million. The NCIB will extend up to November 8, 2021, or an earlier date should BCE complete its purchases under the NCIB.
VOTING RIGHTS
All of the issued and outstanding First Preferred Shares at December 31, 2020 are non-voting, except under special circumstances when the holders are entitled to one vote per share.
PRIORITY AND ENTITLEMENT TO DIVIDENDS
The First Preferred Shares of all series rank at parity with each other and in priority to all other shares of BCE with respect to payment of dividends and with respect to distribution of assets in the event of liquidation, dissolution or winding up of BCE.
Holders of Series R, T, Z, AA, AC, AF, AG, AI, AK, AM, AO and AQ First Preferred Shares are entitled to fixed cumulative quarterly dividends. The dividend rate on these shares is reset every five years, as set out in BCE’s articles of amalgamation, as amended.
Holders of Series S, Y, AB, AD, AE, AH and AJ First Preferred Shares are entitled to floating adjustable cumulative monthly dividends. The floating dividend rate on these shares is calculated every month, as set out in BCE’s articles of amalgamation, as amended.
Holders of Series AL and AN First Preferred Shares are entitled to floating cumulative quarterly dividends. The floating dividend rate on these shares is calculated every quarter, as set out in BCE’s articles of amalgamation, as amended.
Dividends on all series of First Preferred Shares are paid as and when declared by the board of directors of BCE.
CONVERSION FEATURES
All of the issued and outstanding First Preferred Shares at December 31, 2020 are convertible at the holder’s option into another associated series of First Preferred Shares on a one-for-one basis according to the terms set out in BCE’s articles of amalgamation, as amended.

Common shares and Class B shares
BCE’s articles of amalgamation provide for an unlimited number of voting common shares and non-voting Class B shares, all without par value. The common shares and the Class B shares rank equally in the payment of dividends and in the distribution of assets if BCE is liquidated, dissolved or wound up, after payments due to the holders of preferred shares. No Class B shares were outstanding at December 31, 2020 and 2019.
The following table provides details about the outstanding common shares of BCE.

		2020		2019
	NOTE	NUMBER OF SHARES	STATED CAPITAL	NUMBER OF SHARES	STATED CAPITAL
Outstanding, January 1		903,908,182	20,363	898,200,415	20,036
Shares issued under employee stock option plan	30	506,828	27	4,459,559	251
Shares issued under ESP		—	—	1,231,479	75
Shares issued under DSP		—	—	16,729	1
Outstanding, December 31		904,415,010	20,390	903,908,182	20,363
CONTRIBUTED SURPLUS
Contributed surplus in 2020 and 2019 includes premiums in excess of par value upon the issuance of BCE common shares and share-based compensation expense net of settlements.